Mobile Financial Services activities - Financial liabilities - Additional Information (Details) - EUR (€) € in Millions		1 Months Ended
	Jun. 28, 2023	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Mobile Financial Services activities
Non-current financial liabilities			€ 31,786	€ 31,930
TLTRO
Mobile Financial Services activities
Total of repayments	€ 481
TLTRO | Forecast
Mobile Financial Services activities
Total of repayments		€ 60
Mobile Finance Services | Operating segments [member]
Mobile Financial Services activities
Deposits from banks			€ 891